Income Taxes (Tables)	12 Months Ended
Jun. 30, 2016
Income Taxes {3}
Schedule of Deferred Tax Assets and Liabilities
Deferred Tax Assets	December 31, 2018	December 31, 2017
Net Operating Losses	$3,990,000	$5,440,000
Less: Valuation Allowance	$(3,990,000)	$(5,440,000)
Deferred Tax Assets – Net	—	—

Schedule of reconciliation of income tax benefit
	Year Ended December 31, 2018	Year Ended December 31, 2017	Six Months Ended December 31, 2017	Six Months Ended December 31, 2016
U.S federal statutory rate	(21%)	(34%)	(34%)	(34%)
State income tax, net of federal benefit	(0.0%)	(0.0%)	(0.0%)	(0.0%)
Increase in valuation allowance	21%	34%	34%	34%
Income tax provision (benefit)	0.0%	0.0%	0.0%	0.0%